Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Lessee, operating lease, remaining lease term	7 years 8 months 12 days
Operating lease, expense	$ 1.5	$ 4.3	$ 2.7
Operating lease, payments	$ 0.9	$ 2.6	$ 1.8